Significant accounting policies - Summary of Depreciation is Calculated on a Straight-line, and the Assets (Detail)	12 Months Ended
Dec. 31, 2021
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	10 months
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	5 months
Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	10 months
Leasehold Improvements | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	2 months
Leasehold Improvements | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	8 months